Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Accrued Expenses and Other Current Liabilities
Summary of Accrued Expenses and Other Current Liabilities

The following is a summary of accrued expenses and other current liabilities:

	As of December 31,
	2018	2019
	RMB	RMB
Customer deposits	13,453	8,220
Accrued expenses	114,935	66,264
Accrued property, equipment and software related payables	11,545	4,294
Others	8,007	16,923
Total	147,940	95,701